RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Offsetting of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Instrument Assets
Gross Derivative Instruments	$ 1,440	$ 705
Amounts Available for Offset	(1,120)	(628)
Net Amounts	320	77
Derivative Instrument Liabilities
Gross Derivative Instruments	(1,249)	(1,022)
Amounts Available for Offset	1,120	628
Net Amounts	(129)	(394)
Cash collateral provided by the Company	149	138
Letters of credit provided by the Company	83	68
Cash collateral received by the Company (less than)	1	1
Letters of credit received by the Company	15	10
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	3	19
Foreign exchange
Derivative Instrument Assets
Gross Derivative Instruments	111	34
Amounts Available for Offset	(16)	(33)
Net Amounts	95	1
Derivative Instrument Liabilities
Gross Derivative Instruments	(16)	(213)
Amounts Available for Offset	16	33
Net Amounts	0	(180)
Interest rate
Derivative Instrument Assets
Gross Derivative Instruments	36	12
Amounts Available for Offset	(5)	(4)
Net Amounts	31	8
Derivative Instrument Liabilities
Gross Derivative Instruments	(47)	(76)
Amounts Available for Offset	5	4
Net Amounts	(42)	(72)
Power | Commodities
Derivative Instrument Assets
Gross Derivative Instruments	1,293	659
Amounts Available for Offset	(1,099)	(591)
Net Amounts	194	68
Derivative Instrument Liabilities
Gross Derivative Instruments	(1,186)	(733)
Amounts Available for Offset	1,099	591
Net Amounts	$ (87)	$ (142)